Other Income and Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Expenses:
Other Income and Other Expense Disclosure

Note 16. Other income (expense)

The Company classifies income (expense) items not generated from the routine business operation as net other of other income (expense). Net other for the years ended December 31, 2011, 2010 and 2009 are ~~W~~ 60,527, ~~W~~ (128,036) and ~~W~~ (49,878), respectively. The main components of net other of other income (expense) from the statements of operations and comprehensive income are as follows. For the year ended 2011, the Company classified ~~W~~ 84,563 gain on condoned liability and ~~W~~ (32,970) loss on disposition of inventory as net other. For the year ended 2010, the Company classified ~~W~~ (54,606) loss on disposal of inventory, ~~W~~ (37,382) loss on impairment of equity method investment securities and ~~W~~ (29,617) loss on obsolete inventory, ~~W~~ (5,494) loss from correction of accounting error as net other. For the year ended 2009, the Company classified ~~W~~ (74,302) loss from correction of accounting error as net other.